Summary of Significant Accounting Policies - Narrative (FY) (Details) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) segment $ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) segment $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)
Equity, Class of Treasury Stock [Line Items]
Accumulated deficit | $	$ (77,857)		$ (77,857)		$ (106,471)	$ (85,968)
Minimum distribution percentage to qualify for REIT taxation status			90.00%		90.00%
Income tax expense | $	$ 300	$ (736)	$ 2,270	$ (2,644)	$ (2,062)	$ 4,483	$ 79
Number of reportable segments | segment			4		4
Preferred stock, par value per share (in dollars per share)	$ 0.01		$ 0.01		$ 0.01	$ 0.01
Transition Adjustment
Equity, Class of Treasury Stock [Line Items]
Accumulated deficit | $						$ (7,761)
Convertible Preferred Stock Purchase Agreements | Convertible Preferred Stock
Equity, Class of Treasury Stock [Line Items]
Preferred stock, par value per share (in dollars per share)					0.01
Dividend payment terms stock price per share (in usd per share)					$ 16.67
Conversion basis of preferred stock (in shares)					299.2
Building and Improvements
Equity, Class of Treasury Stock [Line Items]
Weighted average useful life					40 years
Furniture and Fixtures
Equity, Class of Treasury Stock [Line Items]
Weighted average useful life					15 years
Accounting Standards Update 2016-13
Equity, Class of Treasury Stock [Line Items]
Effect of adoption on EPS (in dollars per share)						$ 0.18
Effect on loan portfolio						0.27%